DEFERRED INCOME TAXES - Components of Unrecognized Deferred Tax Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (40)	€ (48)
Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(20)	(31)
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(3)	(2)
Pensions
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(4)	(3)
Other
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(13)	(12)
Deductible temporary differences
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(20)	(17)
Between 1- 5 years | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(5)	(5)
Expiring after 5 years and limited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	(9)	(5)
Unlimited | Tax losses
Significant components of deferred tax assets and liabilities [line items]
Related tax impact	€ (6)	€ (21)